Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 24. Subsequent Events

The Company evaluated subsequent events from March 31, 2026 through the date the consolidated financial statements were issued in accordance with ASC 855, Subsequent Events. The following events occurred subsequent to March 31, 2026:

In April 2026, the Company received the remaining outstanding principal amount under the US$50.0 million Senior Secured Convertible Promissory Note from New Era Energy & Digital, Inc.

In April 2026, in connection with the true-up share issuance related to NUAI shares received, the Company received an additional 893,724 shares of New Era Energy & Digital, Inc. common stock.

On April 26, 2026, the Company entered into a Securities Purchase Agreement with certain qualified institutional buyers for the private placement of $350.0 million aggregate principal amount of 6.00% Convertible Senior Notes due 2031. The offering closed on April 30, 2026. The Notes bear interest at 6.00% per annum, payable quarterly, and are convertible into the Company’s Class A ordinary shares at an initial conversion price of approximately $48.24 per share, subject to certain adjustments. The Notes mature on May 1, 2031, unless earlier converted or repurchased in accordance with their terms. Net proceeds from the offering are expected to be used for GPU and network procurement and general working capital purposes related to AI cloud deployments. As of the date of this report, this transaction has not yet closed.

On April 30, 2026, SharonAI Holdings (the “Company”) and its wholly-owned indirect subsidiary, SharonAI Pty Ltd, entered into employment agreements with James Manning, Tim Broadfoot, Andrew Leece, and Nick Hughes-Jones, each effective May 1, 2026. Under these agreements, Mr. Manning was appointed Chief Executive Officer, Mr. Broadfoot was appointed Chief Financial Officer, Mr. Leece was appointed Chief Operations Officer, and Mr. Hughes-Jones was appointed Senior Vice President of Business Development. The agreements provide for annual base salaries, together with eligibility for short-term and long-term incentive awards, including restricted stock units and certain one-time listing awards.

In May 2026, the Company entered into multiple long-term agreements with third-party data center infrastructure providers for approximately 29.6 MW of additional capacity to support future operations. The arrangements are expected to commence beginning in late 2026.

On May 13, 2026, the Company entered into an additional customer contract with a global technology company with major Asia-pacific presence with an aggregate total contract value of approximately $950 million.

Note 24. Subsequent Events

The Company evaluated subsequent events from December 31, 2025 through the date the consolidated financial statements were issued in accordance with ASC 855, Subsequent Events. The following events occurred subsequent to December 31, 2025:

Termination of Yorkville Agreements

On December 15, 2025, the Company entered into an amendment to its agreements with Yorkville Advisors (the “YA Amendment”), which provided for the temporary suspension of certain obligations during a defined suspension period.

In January 2026, the Company completed all required payments under the YA Amendment, including principal, redemption premium, accrued interest, and related fees. As a result, all obligations under the Yorkville agreements were satisfied in full, and the agreements were terminated. No continuing liabilities remain under these arrangements.

IPO and NASDAQ Listing

In February 2026, SharonAI Holdings, Inc. completed its initial public offering and listed its common stock on the Nasdaq Stock Market. The offering generated gross proceeds of approximately $125 million, prior to deducting underwriting discounts and other offering expenses. The Company intends to use future proceeds from potential capital raises, if any, primarily for GPU acquisitions and related infrastructure deployment.

Sale of TCDC Investment

Subsequent to December 31, 2025, the Company completed the sale of its 50% membership interest in Texas Critical Data Centers, LLC (“TCDC”) to New Era Energy & Digital Inc. (“NUAI”).

On December 19, 2025, the Company entered into a binding term sheet with NUAI outlining the key terms of the transaction. The definitive agreements were executed in January 2026, at which time legal ownership of the TCDC membership interest was transferred.

Total consideration for the transaction is contractually valued at $70.0 million, consisting of cash consideration, equity in NUAI, and a secured convertible promissory note. As of December 31, 2025, the Company received a non-refundable deposit of $150,000, which is recorded as a deposit liability in the consolidated balance sheet.

The Company will recognize the sale of the investment and the related gain in the first quarter of 2026, upon completion of the transaction.